BUSINESS COMBINATIONS ( Schedule of intangible asses acquired) (Details) - Venafi Holdings, Inc. [Member] $ in Thousands	Oct. 01, 2024 USD ($)
Technology [Member]
Business Acquisition [Line Items]
Fair Value	$ 377,076	[1]
Estimated useful life (in years)	5 years	[1]
Customer Relationships [Member]
Business Acquisition [Line Items]
Fair Value	$ 154,962	[2]
Estimated useful life (in years)	8 years	[2]
Trademark [Member]
Business Acquisition [Line Items]
Fair Value	$ 7,029	[1]
Estimated useful life (in years)	1 year	[1]

[1]	The income approach, specifically the relief from royalty method, was used to evaluate the fairl value of the technology and trademark assets identified in the transaction.
[2]	The income approach, specifically the multi-period excess earnings method (MEEM), was used to evaluate the fair value of the customer relationships identified in the transaction.